Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Net Deferred Tax Assets And Liabilities [Abstract]
Schedule of Provision for Income Taxes

A reconciliation of the difference for the years ended December 31, is as follows:

	2017	2016
Loss before income taxes	$(232,057)	$(308,586)
Federal and provincial statutory rates	27%	27%
Tax at statutory rates	$(62,655)	$(83,318)
Adjusted for the effect of:
Non-deductible expenses	2,672	3,473
Non-taxable capital gains	(175)	(4,461)
Income taxed at lower rates	(42,334)	(43,232)
Impact of foreign tax rates	(2,814)	(23,658)
Withholding taxes	1,165	1,638
Taxes related to prior years	(618)	(1,227)
Other	4,738	(2,246)
Income tax recovery	$(100,021)	$(153,031)

Summary of Net Deferred Tax Liability

The net deferred tax liability is comprised of the tax effect of the following temporary differences:

	2017	2016
Deferred income tax liability:
Property, plant and equipment and intangibles	$454,613	$629,967
Debt issue costs	3,352	4,215
Other	6,709	6,159
	464,674	640,341
Offsetting of assets and liabilities	(345,763)	(465,723)
	118,911	174,618

Deferred income tax assets:
Losses (expire from time to time up to 2036)	368,133	418,253
Partnership deferrals	335	16,447
Long-term incentive plan	7,935	18,270
Other	11,182	12,753
	387,585	465,723
Offsetting of assets and liabilities	(345,763)	(465,723)
	41,822	—

Net deferred income tax liability	$77,089	$174,618

Summary of Movement in Temporary Differences of Deferred Tax Liabilities

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Income Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Income Tax Assets	Net Deferred Income Tax Liability
Balance, December 31, 2015	637,106	12,604	4,668	(335,966)	5,802	(12,477)	(8,271)	303,466
Recognized in net loss	5,960	(29,051)	1,483	(88,119)	(1,587)	(5,979)	(4,543)	(121,836)
Recognized in other comprehensive loss	—	—	—	(2,933)	—	—	—	(2,933)
Effect of foreign currency exchange differences	(13,099)	—	8	8,765	—	186	61	(4,079)
Balance, December 31, 2016	$629,967	$(16,447)	$6,159	$(418,253)	$4,215	$(18,270)	$(12,753)	$174,618
Recognized in net loss	(149,489)	16,112	545	24,124	(863)	9,651	1,230	(98,690)
Effect of foreign currency exchange differences	(25,865)	—	5	25,996	—	684	341	1,161
Balance, December 31, 2017	$454,613	$(335)	$6,709	$(368,133)	$3,352	$(7,935)	(11,182)	$77,089

Summary of Reconciliation of Unrecognized Tax Benefits

Reconciliation of Uncertain Tax Positions

	2017	2016
Unrecognized tax benefits, beginning of year	$1,923	$19,618
Additions:
Prior year’s tax positions	57	56
Reductions:
Prior year’s tax positions	—	(17,751)
Unrecognized tax benefits, end of year	$1,980	$1,923